Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation
14.	Stock-Based Compensation

On May 1, 2011, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 912,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2011 was ¥772.

On May 1, 2010, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 890,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2010 was ¥988.

On May 1, 2009, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 954,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2009 was ¥699.

On May 1, 2008, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 592,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2008 was ¥1,247.

The compensation cost recognized for these stock options for the years ended December 31, 2013, 2012 and 2011 was ¥95 million, ¥364 million and ¥748 million, respectively, and is included in selling, general and administrative expenses in the consolidated statements of income.

The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model that incorporates the assumptions presented below:

Year ended December 31, 2011
Expected term of option (in years)	4.0
Expected volatility	36.44%
Dividend yield	3.16%
Risk-free interest rate	0.44%

A summary of option activity under the stock option plans as of and for the years ended December 31, 2013, 2012 and 2011 is presented below:

	Shares	Weighted–average exercise price	Weighted–average remaining contractual term	Aggregate intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2011	2,220,000	¥4,354	2.5	¥722
Granted	912,000	3,990
Exercised	(65,800)	3,287
Forfeited	(24,000)	4,282

Outstanding at December 31, 2011	3,042,200	4,268	2.0	88
Exercised	(10,800)	3,287
Forfeited	(305,000)	4,493

Outstanding at December 31, 2012	2,726,400	4,247	1.6	37
Exercised	(8,600)	3,287
Forfeited	(60,400)	4,461

Outstanding at December 31, 2013	2,657,400	¥4,245	1.0	¥28

Exercisable at December 31, 2013	2,657,400	¥4,245	1.0	¥28

At December 31, 2013, all outstanding option awards were vested.

A summary of the status of the Company’s nonvested shares at December 31, 2013, and changes during the year ended December 31, 2013, is presented below:

	Year ended December 31, 2013
	Shares	Weighted-average grant-date fair value
		(Yen)
Nonvested at beginning of year	738,000	¥772
Vested	(738,000)	772
Forfeited	—	—

Nonvested at end of year	—	—

The total fair value of shares vested during the years ended December 31, 2013, 2012 and 2011 was ¥570 million, ¥848 million and ¥547 million, respectively. Cash received from the exercise of stock options for the years ended December 31, 2013, 2012 and 2011 was ¥28 million, ¥35 million and ¥216 million, respectively.